UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Megan Hadley Koehler
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2013 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 99.4%
BANKS - 9.1%
BancorpSouth, Inc.	29,865	$595,508
City National Corp.	6,030	401,960
Commerce Bancshares, Inc.	5,977	261,852
East West Bancorp, Inc.	12,345	394,423
First Niagara Financial Group, Inc.	36,615	379,698
FirstMerit Corp.	22,265	483,373
Fulton Financial Corp.	59,185	691,281
Valley National Bancorp	13,960	138,902
		$3,346,997
CAPITAL GOODS - 10.9%
AGCO Corp.	3,615	$218,418
Alliant Techsystems, Inc.	3,655	356,582
AMETEK, Inc.	5,555	255,641
B/E Aerospace, Inc.*	16,355	1,207,326
Carlisle Cos., Inc.	5,520	388,001
Huntington Ingalls Industries, Inc.	3,175	213,995
Terex Corp.*	6,830	229,488
Timken Co.	4,610	278,444
Triumph Group, Inc.	8,290	582,124
URS Corp.	5,405	290,519
		$4,020,538
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
Deluxe Corp.	10,085	$420,141
Towers Watson & Co. - Class A	2,940	314,462
		$734,603
COMMERCIAL SERVICES & SUPPLIES - 1.6%
AECOM Technology Corp.*	18,730	$585,687

COMMUNICATIONS EQUIPMENT - 0.5%
Exelis, Inc.	12,455	$195,668

CONSUMER DURABLES & APPAREL - 4.0%
Hanesbrands, Inc.	10,480	$653,009
Polaris Industries, Inc.	3,570	461,172
Service Corp. International	19,295	359,273
		$1,473,454
CONSUMER SERVICES - 4.6%
Apollo Group, Inc., Class A*	8,955	$186,354
Brinker International, Inc.	21,915	888,215
Cheesecake Factory, Inc. (The)	13,915	611,564
		$1,686,133
DIVERSIFIED FINANCIALS - 7.7%
Affiliated Managers Group, Inc.*	2,780	$507,739
CBOE Holdings, Inc.	3,670	165,994
Federated Investors, Inc. - Class B	9,070	246,341
MSCI, Inc.*	13,960	562,030
Raymond James Financial, Inc.	5,900	245,853
Waddell & Reed Financial, Inc. - Class A	21,835	1,124,066
		$2,852,023
ENERGY - 4.3%
Atwood Oceanics, Inc.*	3,520	$193,741
Helix Energy Solutions Group, Inc.*	17,060	432,812
HollyFrontier Corp.	19,504	821,313
Oil States International, Inc.*	1,495	154,673
		$1,602,539
FOOD, BEVERAGE & TOBACCO - 2.8%
Green Mountain Coffee Roasters, Inc.*	5,080	$382,676
Ingredion, Inc.	5,010	331,512
Universal Corp.	6,115	311,437
		$1,025,625
HEALTH CARE EQUIPMENT & SERVICES - 7.9%
Cooper Cos., Inc. (The)	4,205	$545,346
MEDNAX, Inc.*	2,185	219,374
Omnicare, Inc.	12,230	678,765
ResMed, Inc.	7,385	390,076
Universal Health Services, Inc. - Class B	12,415	931,001
WellCare Health Plans, Inc.*	2,090	145,757
		$2,910,319
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
Energizer Holdings, Inc.	7,520	$685,448

INSURANCE - 6.2%
American Financial Group, Inc.	7,495	$405,179
HCC Insurance Holdings, Inc.	19,300	845,726
Reinsurance Group of America, Inc.	3,300	221,067
WR Berkley Corp.	19,252	825,141
		$2,297,113
MATERIALS - 6.3%
Albemarle Corp.	5,725	$360,332
Louisiana-Pacific Corp.*	19,380	340,894
Packaging Corp. of America	7,335	418,755
Rock-Tenn Co. - Class A	4,250	430,398
Valspar Corp. (The)	9,715	616,222
Worthington Industries, Inc.	4,675	160,960
		$2,327,561
MEDIA - 0.9%
John Wiley & Sons, Inc. - Class A	6,855	$326,915

PHARMACEUTICALS & BIOTECHNOLOGY - 4.7%
Covance, Inc.*	4,280	$370,049
Endo Health Solutions, Inc.*	20,410	927,430
United Therapeutics Corp.*	5,660	446,291
		$1,743,770
RETAILING - 5.1%
Advance Auto Parts, Inc.	8,780	$725,931
CST Brands, Inc.	3,205	95,509
Foot Locker, Inc.	7,810	265,071
Ross Stores, Inc.	10,955	797,524
		$1,884,035
SOFTWARE & SERVICES - 8.6%
Acxiom Corp.*	9,370	$266,014
Alliance Data Systems Corp.*	6,430	1,359,752
Cadence Design Systems, Inc.*	41,090	554,715
Jack Henry & Associates, Inc.	3,245	167,475
MICROS Systems, Inc.*	1,430	71,414
NeuStar, Inc. - Class A*	9,165	453,484
ValueClick, Inc.*	15,095	314,731
		$3,187,585
TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
ADTRAN, Inc.	11,970	$318,881
Arrow Electronics, Inc.*	4,530	219,841
Avnet, Inc.	14,415	601,249
		$1,139,971
TRANSPORTATION - 1.6%
Alaska Air Group, Inc.	9,475	$593,325

UTILITIES - 5.6%
NV Energy, Inc.	51,420	$1,214,026
ONEOK, Inc.	11,670	622,245
UGI Corp.	5,815	227,541
		$2,063,812
TOTAL EQUITY INTERESTS - 99.4%
(identified cost, $26,595,168)		$36,683,121
SHORT-TERM INVESTMENTS - 0.5%
Fidelity Government Money Market Fund, 0.01% (1)	170,600	$170,600
TOTAL SHORT-TERM INVESTMENTS - 0.5%
(identified cost, $170,600)		$170,600
TOTAL INVESTMENTS — 99.9%
(identified cost, $26,765,769)		$36,853,721
OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%		30,567
NET ASSETS — 100.0%		$36,884,288

* — Non-income producing security.
(1) Variable rate security. Rate presented is as of September 30, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$10,210,102
Gross Unrealized Depreciation		(122,149)
Net Unrealized Appreciation		$10,087,953

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$36,683,121	$-	$-	$36,683,121
Short-Term Investments	-	170,600	-	170,600
Total Investments	$36,683,121	$170,600	$-	$36,853,721

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Portfolio of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of September 30, 2013 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 100.0%
CAPITAL GOODS - 9.8%
3M Co.	4,480	$534,957
Cummins, Inc.	775	102,974
General Dynamics Corp.	390	34,133
Illinois Tool Works, Inc.	4,455	339,783
Rockwell Automation, Inc.	5,445	582,288
		$1,594,135
CONSUMER DURABLES & APPAREL - 2.7%
Mattel, Inc.	10,450	$437,437

CONSUMER SERVICES - 1.7%
Starbucks Corp.	3,700	$284,789

DIVERSIFIED FINANCIALS - 10.6%
IntercontinentalExchange, Inc.*	2,810	$509,790
JPMorgan Chase & Co.	13,405	692,905
T. Rowe Price Group, Inc.	7,430	534,440
		$1,737,135
ENERGY - 7.1%
Chevron Corp.	6,220	$755,730
Murphy Oil Corp.	5,830	351,666
Murphy USA, Inc.*	1,498	60,504
		$1,167,900
FOOD & STAPLES RETAILING - 3.6%
Walgreen Co.	11,015	$592,607

FOOD, BEVERAGE & TOBACCO - 1.7%
Coca-Cola Co. (The)	3,930	$148,868
Monster Beverage Corp.*	2,340	122,265
		$271,133
HEALTH CARE EQUIPMENT & SERVICES - 2.8%
Humana, Inc.	910	$84,930
Stryker Corp.	5,625	380,194
		$465,124
INSURANCE - 6.4%
Aflac, Inc.	8,955	$555,120
MetLife, Inc.	10,340	485,463
		$1,040,583
MATERIALS - 3.0%
CF Industries Holdings, Inc.	1,645	$346,815
Monsanto Co.	1,375	143,509
		$490,324
PHARMACEUTICALS & BIOTECHNOLOGY - 15.1%
Abbott Laboratories	8,550	$283,774
Amgen, Inc.	5,405	605,036
Bristol-Myers Squibb Co.	12,425	575,029
Gilead Sciences, Inc.*	7,555	474,756
Johnson & Johnson	6,145	532,710
		$2,471,305
RETAILING - 5.8%
Bed Bath & Beyond, Inc.*	4,690	$362,819
TJX Cos., Inc.	10,265	578,843
		$941,662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
Intel Corp.	25,275	$579,303

SOFTWARE & SERVICES - 13.4%
Google, Inc. - Class A*	200	$175,182
Intuit, Inc.	775	51,390
Mastercard, Inc. - Class A	260	174,923
Microsoft Corp.	23,175	771,960
Oracle Corp.	20,025	664,229
Visa, Inc. - Class A	1,830	349,713
		$2,187,397
TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
Apple, Inc.	900	$429,075
Cisco Systems, Inc.	22,770	533,273
		$962,348
TELECOMMUNICATION SERVICES - 3.6%
AT&T, Inc.	17,500	$591,850

UTILITIES - 3.3%
NextEra Energy, Inc.	6,730	$539,477

TOTAL EQUITY INTERESTS - 100.0%
(identified cost, $14,562,508)		$16,354,509
SHORT-TERM INVESTMENTS - 0.1%
Fidelity Government Money Market Fund, 0.01% (1)	6,635	$6,635
TOTAL SHORT-TERM INVESTMENTS - 0.1%
(identified cost, $6,635)		$6,635
TOTAL INVESTMENTS — 100.1%
(identified cost, $14,569,143)		$16,361,144
LIABILITIES, IN EXCESS OF OTHER ASSETS — (0.1)%		(9,840)
NET ASSETS — 100.0%		$16,351,304

* — Non-income producing security.
(1) Variable rate security. Rate presented is as of September 30, 2013.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$2,166,640
Gross Unrealized Depreciation		(374,639)
Net Unrealized Appreciation		$1,792,001

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$16,354,509	$-	$-	$16,354,509
Short-Term Investments	-	6,635	-	6,635
Total Investments	$16,354,509	$6,635	$-	$16,361,144

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Portfolio of Investments for a further breakout of each security by industry.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2013 (Unaudited)

	Shares	Value
EQUITY INTERESTS - 99.0%
AUSTRALIA - 3.6%
Australia & New Zealand Banking Group, Ltd.	11,188	$322,000
Commonwealth Bank of Australia	5,489	365,484
CSL, Ltd.	2,476	148,172
Flight Centre, Ltd.	3,677	166,064
Rio Tinto, Ltd.	1,333	76,954
		$1,078,674
AUSTRIA - 1.0%
OMV AG	6,108	$301,786

CANADA - 4.0%
Agrium, Inc.	3,542	$298,308
Gildan Activewear, Inc.	3,040	141,368
Manulife Financial Corp.	8,331	138,107
Toronto-Dominion Bank (The)	7,034	634,627
		$1,212,410
DENMARK - 0.5%
Novo Nordisk A/S - Class B	812	$137,946

FRANCE - 12.2%
Alcatel-Lucent*	48,590	$174,169
AtoS	1,884	147,228
AXA SA	8,128	188,417
BNP Paribas SA	7,441	503,626
Cie Generale des Etablissements Michelin	2,643	293,264
Danone SA	1,914	144,157
Kering	537	120,413
Orange SA	13,513	169,547
Publicis Groupe SA*	1,290	102,712
Safran SA	2,360	145,467
Sanofi	7,211	731,795
Technip SA	997	117,131
Total SA	10,679	620,075
Veolia Environnement SA	8,880	151,758
Vivendi SA	2,725	62,726
		$3,672,485
GERMANY - 11.3%
Allianz SE	1,467	$230,751
BASF SE	9,334	895,820
Bayer AG	2,341	276,201
Bayerische Motoren Werke AG	2,407	258,932
Continental AG	910	154,347
Daimler AG	3,355	261,681
Muenchener Rueckversicherungs AG - Class R	1,447	282,939
OSRAM Licht AG*	212	9,958
RWE AG	5,664	192,750
SAP AG	1,858	137,499
Siemens AG	1,972	237,737
Volkswagen AG	2,035	461,822
		$3,400,437
HONG KONG - 2.1%
Cheung Kong Holdings, Ltd.	32,000	$487,315
Techtronic Industries Co.	60,000	156,283
		$643,598
ITALY - 1.6%
Enel SpA	33,519	$128,496
Eni SpA (Azioni Ordinarie)	15,814	362,843
		$491,339
JAPAN - 25.8%
Acom Co., Ltd.*	40,800	$153,429
Adastria Holdings Co., Ltd.	3,100	147,536
ADEKA Corp.	7,800	92,368
Aiful Corp.*	24,200	123,065
Ajinomoto Co., Inc.	7,000	92,025
Asics Corp.	7,700	132,774
Bridgestone Corp.	10,600	386,191
Central Japan Railway Co.	1,300	166,665
Daito Trust Construction Co., Ltd.	2,600	259,934
Daiwa House Industry Co., Ltd.	7,000	131,832
Daiwa Securities Group, Inc.	60,000	538,089
IHI Corp.	33,000	138,894
ITOCHU Corp.	46,100	564,710
KDDI Corp.	14,200	729,355
Kewpie Corp.	5,600	88,972
Kirin Holdings Co., Ltd.	8,000	116,504
Mazda Motor Corp.*	44,000	195,954
Meitec Corp.	5,600	161,394
Mitsubishi UFJ Financial Group, Inc.	63,300	404,475
Murata Manufacturing Co., Ltd.	1,000	76,331
NHK Spring Co., Ltd.	11,300	115,620
Nippon Telegraph & Telephone Corp.	4,000	207,083
Olympus Corp.*	4,400	133,760
Omron Corp.	3,600	130,059
ORIX Corp.	17,800	289,335
Rohm Co. Ltd,	2,500	102,675
Shimamura Co., Ltd.	1,100	109,524
Shionogi & Co., Ltd.	7,800	163,830
Softbank Corp.	2,700	186,833
Sony Corp.	3,800	81,247
Sumitomo Corp.	36,400	490,403
Sumitomo Mitsui Trust Holdings, Inc.	32,000	158,166
Sumitomo Realty & Development Co., Ltd.	2,000	94,879
Sumitomo Rubber Industries, Ltd.	11,100	170,926
Terumo Corp.	1,600	82,018
Toyo Suisan Kaisha, Ltd.	1,600	46,928
Toyota Motor Corp.	6,000	383,389
Toyota Tsusho Corp.	5,100	133,263
		$7,780,435
LUXEMBOURG - 0.4%
Tenaris SA	5,615	$131,797

NETHERLANDS - 2.0%
ASML Holding NV	2,075	$205,044
Koninklijke Boskalis Westminster NV	5,064	224,429
Koninklijke DSM NV	2,486	187,710
		$617,183
NORWAY - 1.6%
Telenor ASA	7,090	$161,976
Yara International ASA	7,591	313,397
		$475,373
SPAIN - 1.0%
Enagas SA	3,415	$83,740
Iberdrola SA	34,918	203,011
		$286,751
SWEDEN - 0.3%
TeliaSonera AB	12,317	$94,423

SWITZERLAND - 11.9%
Actelion, Ltd.*	4,499	$319,420
Credit Suisse Group AG	12,936	395,126
Nestle SA	12,740	891,131
Novartis AG	4,350	334,338
Roche Holding AG	555	149,698
Swatch Group AG (The)	3,100	349,682
Swiss Re AG	9,727	804,622
Wolseley PLC	3,360	173,955
Zurich Insurance Group AG (Inhaberktie)	583	150,158
		$3,568,130
UNITED KINGDOM - 19.7%
AstraZeneca PLC	16,291	$848,301
Aviva PLC	58,517	376,017
BAE Systems PLC	32,451	238,792
BBA Aviation PLC	19,288	95,267
BHP Billiton PLC	13,598	400,775
BP PLC	32,645	228,959
Centrica PLC	60,556	362,544
GlaxoSmithKline PLC	5,436	137,107
ITV PLC	43,899	124,621
Legal & General Group PLC	304,189	966,488
Lloyds Banking Group PLC*	184,982	220,416
Rio Tinto PLC	3,874	189,649
Rolls-Royce Holdings PLC	40,276	725,279
Royal Dutch Shell PLC - Class B	5,805	200,656
Vodafone Group PLC	177,763	621,798
WPP PLC	9,064	186,414
		$5,923,083

TOTAL EQUITY INTERESTS - 99.0%
(identified cost, $22,336,791)		$29,815,850
TOTAL INVESTMENTS — 99.0%
(identified cost, $22,336,791)		$29,815,850
OTHER ASSETS, IN EXCESS OF LIABILITIES — 1.0%		289,341
NET ASSETS — 100.0%		$30,105,191

PLC — Public Limited Company
* — Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation		$7,671,304
Gross Unrealized Depreciation		(192,245)
Net Unrealized Appreciation		$7,479,059

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$29,815,850	$-	$-	$29,815,850
Total Investments	$29,815,850	$-	$-	$29,815,850

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Equity Interests
Balance as of 12/31/12	$5,307
Change in Unrealized Appreciation	(5,307)
Realized Gain (Loss)	5,076
Sales	(5,076)
Balance as of 09/30/13	$-

Net change in unrealized appreciation from investments held as of 09/30/13	$(5,307)

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

The Level 1 inputs displayed in this table under Equity Interests are Common Stock and Preferred Stock. Refer to the Portfolio of Investments for a further breakout of each security by country.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President

Date:	November 5, 2013

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	November 5, 2013